Property and Equipment, Net (Details) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 13, 2024	Aug. 12, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 05, 2023
Property and Equipment, Net [Line Items]
Depreciation expenses			$ 310,910	$ 203,788	$ 272,708	$ 145,783
Contract price					2,500,000		$ 500,000
Construction in progress					275,000
Prepayments			892,580	$ 350,000	1,279,000
Contract price			8,200,000
Payments to DFT for development			2,446,580		1,554,000
Construction in progress			1,910,000		275,000
Long-term prepayment for software development– related parties					1,279,000
Cash			1,367,248		1,403,514	358,894
Short-term loan	$ 1,800,000
ERP System [Member]
Property and Equipment, Net [Line Items]
Contract price			2,500,000
DFT [Member]
Property and Equipment, Net [Line Items]
Construction in progress					900,000
Related Party [Member]
Property and Equipment, Net [Line Items]
Long-term prepayment for software development– related parties			$ 536,580		$ 1,279,000
Realty Holdings LLC [Member]
Property and Equipment, Net [Line Items]
Closing cost		$ 69,215
Cash		628,211
Realty Holdings LLC [Member] | Office Property [Member]
Property and Equipment, Net [Line Items]
Property purchase price		3,594,000
He's Realty Holdings LLC [Member]
Property and Equipment, Net [Line Items]
Percentage of annual interest rate	6.50%
AOFL LLC [Member]
Property and Equipment, Net [Line Items]
Pay interest	$ 9,750
Line of Credit [Member]
Property and Equipment, Net [Line Items]
Line of credit borrowing		1,235,004
Financed the remaining balance		$ 1,800,000